CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Series Seed Convertible Preferred Shares	Series Seed-1 Convertible Preferred Shares	Series A-1 Convertible Preferred Shares	Series B-1 Convertible Preferred Shares	Series B-2 Convertible Preferred Shares	Stockholders' Deficit	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest	Total
Ending balance at Dec. 31, 2022	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Ending balance (in shares) at Dec. 31, 2022	2,139,050	302,642	2,467,990	2,158,357	995,509
Ending balance at Dec. 31, 2022						$ (12,387)		$ 1,307	$ (13,711)	$ 18	$ 23	$ (12,364)
Ending balance (in shares) at Dec. 31, 2022							5,274,774
Ending balance at Sep. 30, 2023	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Ending balance (in shares) at Sep. 30, 2023	2,139,050	302,642	2,467,990	2,158,357	995,509
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						92				92		92
Net loss						(5,004)			(5,004)		(28)	(5,032)
Ending balance at Sep. 30, 2023						(17,299)		1,307	(18,715)	110	(5)	(17,304)
Ending balance (in shares) at Sep. 30, 2023							5,274,774
Beginning balance at Dec. 31, 2022	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Beginning balance (in shares) at Dec. 31, 2022	2,139,050	302,642	2,467,990	2,158,357	995,509
Ending balance at Dec. 31, 2023	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311							11,983
Ending balance (in shares) at Dec. 31, 2023	2,139,050	302,642	2,467,990	2,158,357	995,509
Beginning balance at Dec. 31, 2022						(12,387)		1,307	(13,711)	18	23	(12,364)
Beginning balance (in shares) at Dec. 31, 2022							5,274,774
Ending balance at Dec. 31, 2023						(21,438)		1,307	(22,860)	115	(26)	(21,464)
Ending balance (in shares) at Dec. 31, 2023							5,291,381
Beginning balance at Jun. 30, 2023	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Beginning balance (in shares) at Jun. 30, 2023	2,139,050	302,642	2,467,990	2,158,357	995,509
Ending balance at Sep. 30, 2023	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Ending balance (in shares) at Sep. 30, 2023	2,139,050	302,642	2,467,990	2,158,357	995,509
Beginning balance at Jun. 30, 2023						(14,718)		1,307	(16,108)	84	2	(14,716)
Beginning balance (in shares) at Jun. 30, 2023							5,274,774
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						26				26		26
Net loss						(2,607)			(2,607)		(7)	(2,614)
Ending balance at Sep. 30, 2023						(17,299)		1,307	(18,715)	110	(5)	(17,304)
Ending balance (in shares) at Sep. 30, 2023							5,274,774
Beginning balance at Dec. 31, 2023	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311							11,983
Beginning balance (in shares) at Dec. 31, 2023	2,139,050	302,642	2,467,990	2,158,357	995,509
Increase (Decrease) in Temporary Equity
Conversion of preferred shares	$ (2,200)	$ (293)	$ (3,195)	$ (3,984)	$ (2,311)
Conversion of preferred shares (in shares)	(2,139,050)	(302,642)	(2,467,990)	(2,158,357)	(995,509)
Ending balance (in shares) at Sep. 30, 2024	2,139,050	302,642	2,467,990		995,509
Beginning balance at Dec. 31, 2023						(21,438)		1,307	(22,860)	115	(26)	(21,464)
Beginning balance (in shares) at Dec. 31, 2023							5,291,381
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						29				29		29
Business combination with MCAC, net of transaction costs						(5,729)	$ 1	(5,730)				(5,729)
Business combination with MCAC, net of transaction costs (in shares)							6,684,814
Asset acquisition with Delivery Circle											1,287	1,287
Conversion of preferred shares						11,983	$ 1	11,982				11,983
Conversion of preferred shares (in Shares)							8,063,663
Conversion of convertible debt						3,779		3,779				3,779
Conversion of convertible debt (in shares)							1,067,592
Noncontrolling interest ownership change						51		51			(2)	49
Issuance of common stock						35		35				35
Issuance of common stock (in shares)							16,607
Stock-based compensation expense						1		1				1
Net loss						(17,050)			(17,050)		52	(16,998)
Ending balance at Sep. 30, 2024						(28,340)	$ 2	11,425	(39,910)	144	1,311	(27,028)
Ending balance (in shares) at Sep. 30, 2024							21,124,057
Beginning balance at Jun. 30, 2024	$ 2,200	$ 293	$ 3,195	$ 3,984	$ 2,311
Beginning balance (in shares) at Jun. 30, 2024	2,139,050	302,642	2,467,990	2,158,357	995,509
Increase (Decrease) in Temporary Equity
Conversion of preferred shares	$ (2,200)	$ (293)	$ (3,195)	$ (3,984)	$ (2,311)
Conversion of preferred shares (in shares)	(2,139,050)	(302,642)	(2,467,990)	(2,158,357)	(995,509)
Ending balance (in shares) at Sep. 30, 2024	2,139,050	302,642	2,467,990		995,509
Beginning balance at Jun. 30, 2024						(26,153)		1,394	(27,672)	125	(36)	(26,189)
Beginning balance (in shares) at Jun. 30, 2024							5,307,988
Increase (Decrease) in Stockholders' Equity
Other comprehensive income						19				19		19
Business combination with MCAC, net of transaction costs						(5,729)	$ 1	(5,730)				(5,729)
Business combination with MCAC, net of transaction costs (in shares)							6,684,814
Asset acquisition with Delivery Circle											1,287	1,287
Conversion of preferred shares						11,983	$ 1	11,982				11,983
Conversion of preferred shares (in Shares)							8,063,663
Conversion of convertible debt						3,779		3,779				3,779
Conversion of convertible debt (in shares)							1,067,592
Net loss						(12,238)			(12,238)		60	(12,178)
Ending balance at Sep. 30, 2024						$ (28,340)	$ 2	$ 11,425	$ (39,910)	$ 144	$ 1,311	$ (27,028)
Ending balance (in shares) at Sep. 30, 2024							21,124,057